Intangible Assets	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
4.	INTANGIBLE ASSETS

As of April 30, 2022 and January 31, 2022, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:

	April 30,	January 31,
	2022	2022
Customer base	$314,100	$314,100
License agreement	50,000	50,000
Intellectual property and trademarks	817,400	817,400

Total	1,181,500	1,181,500

Less: Accumulated amortization	(287,031)	(254,587)

Net Intangible Assets	$894,469	$926,913

In February 2021, the Company acquired an IP license for $50,000, see Note 8- “Rambam Agreement” for further discussion regarding the license agreement. The value of the intangible assets, consisting of intellectual property, license agreement and customer base has been recorded at their fair value by the Company and are being amortized over a period of three to ten years. Amortization expense for the three months ended April 30, 2022, and 2021 was $32,454 and $32,454, respectively.

Year Ended January 31,
2023	$97,332
2024	129,776
2025	113,109
2026	113,109
2027	113,109
2028 and thereafter	328,034
$894,469

7.	INTANGIBLE ASSETS

As of January 31, 2022 and 2021, intangible assets consisted of intellectual property, customer base, license agreement and trademarks, net of amortization, as follows:

	January 31,
	2022	2021
Customer base	$314,100	$314,100
License agreement	50,000	-
Intellectual property	817,400	817,400

Total	1,181,500	1,131,500

Less: Accumulated amortization	(254,587)	(124,770)

Net Intangible Assets	$926,913	$1,006,730

In February 2021, the Company acquired an IP license for $50,000, see Note 10 - “Rambam Agreement” for further discussion regarding the license agreement. The value of the intangible assets, consisting of intellectual property, license agreement and customer base has been recorded at their fair value by the Company and are being amortized over a period of three to ten years. Amortization expense for the years ended January 31, 2022, and 2021 was $129,817 and $68,770, respectively.

Year Ended January 31,
2023	$129,776
2024	129,776
2025	113,109
2026	113,109
2027	113,109
2028 and thereafter	328,034
$926,913